Contingent consideration liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Fair Value of Contingent Consideration Liabilities

The consideration for certain acquisitions includes amounts contingent on future events such as development milestones or sales performance. The Group has provided for the fair value of this contingent consideration as follows:

	Shionogi-
	ViiV	Novartis
	Healthcare	Vaccines	Other	Total
	£m	£m	£m	£m
At 1 January 2016	3,409	405	41	3,855
Additions through business combinations	154	—	40	194
Remeasurement through income statement	2,162	152	(33)	2,281
Cash payments: operating cash flows	(351)	(5)	(2)	(358)
Cash payments: investing activities	(66)	(7)	—	(73)
Other movements	(4)	—	1	(3)

At 31 December 2016	5,304	545	47	5,896
Remeasurement through income statement	909	53	(1)	961
Cash payments: operating cash flows	(587)	(7)	—	(594)
Cash payments: investing activities	(84)	(7)	—	(91)

At 31 December 2017	5,542	584	46	6,172
Remeasurement through income statement	1,188	56	7	1,251
Cash payments: operating cash flows	(703)	(281)	0	(984)
Cash payments: investing activities	(90)	(63)	0	(153)

At 31 December 2018	5,937	296	53	6,286

Summary of Possible Changes in key Inputs to Valuation of Contingent Consideration Liabilities

The table below shows on an indicative basis the income statement and balance sheet sensitivity to reasonably possible changes in key inputs to the valuations of the contingent consideration liabilities.

	Shionogi-	Novartis
	ViiV Healthcare	Vaccines
Increase/(decrease) in financial liability and loss/(gain) in Income statement	£m	£m
10% increase in sales forecasts	569	62
10% decrease in sales forecasts	(569)	(62)
1% increase in discount rate	(238)	(22)
1% decrease in discount rate	256	26
5% increase in probability of milestone success		7
5% decrease in probability of milestone success		(7)
10 cent appreciation of US Dollar	367	(13)
10 cent depreciation of US Dollar	(313)	11
10 cent appreciation of Euro	114	29
10 cent depreciation of Euro	(95)	(25)